Disclosures on equity (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Profit (loss), attributable to non-controlling interests	$ 6,751	$ 3,841	$ 2,488
Equity, noncontrolling interests	34,451	39,493
Dividends paid to non-controlling interests	$ 12,408	10,118
SQM Potasio S.A. [Member]
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	0.00%
Profit (loss), attributable to non-controlling interests	$ 0	0
Equity, noncontrolling interests	0	0
Dividends paid to non-controlling interests	$ 0	0
Ajay SQM Chile S.A. [Member]
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	49.00%
Profit (loss), attributable to non-controlling interests	$ 769	910
Equity, noncontrolling interests	8,382	8,189
Dividends paid to non-controlling interests	$ 577	1,238
Soquimich Comercial S.A. [Member]
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	39.36168%
Profit (loss), attributable to non-controlling interests	$ 5,926	2,976
Equity, noncontrolling interests	26,665	32,078
Dividends paid to non-controlling interests	$ 11,831	8,880
Comercial Agrorama Ltda. [Member]
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	30.00%
Profit (loss), attributable to non-controlling interests	$ 56	(45)
Equity, noncontrolling interests	(596)	(775)
Dividends paid to non-controlling interests	$ 0	0
SQM Indonesia S.A. [Member]
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	20.00%
Profit (loss), attributable to non-controlling interests	$ 0	0
Equity, noncontrolling interests	0	0
Dividends paid to non-controlling interests	$ 0	0
Agrorama S.A. [Member]
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	0.00%
Profit (loss), attributable to non-controlling interests	$ 0	0
Equity, noncontrolling interests	0	0
Dividends paid to non-controlling interests	$ 0	0
SQM Thailand Limited [Member]
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests	0.004%
Profit (loss), attributable to non-controlling interests	$ 0	0
Equity, noncontrolling interests	0	1
Dividends paid to non-controlling interests	$ 0	$ 0